Taxation on Ordinary Activities - Summary of Taxation on Ordinary Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Line Items]
Total current tax	£ 2,718	£ 2,376	£ 2,425
– adjustments in respect of prior periods	41	(43)	18
Deferred tax	(240)	(187)	(317)
– deferred tax relating to origination and reversal of temporary differences	(174)	(29)	(184)
Deferred tax relating to changes in tax rates	(66)	(158)	(133)
Taxation on ordinary activities	2,478	2,189	2,108
United Kingdom
Major Components Of Tax Expense Income [Line Items]
Total current tax	(3)	(25)	38
– current year tax expense	2	1	38
– adjustments in respect of prior periods	(5)	(26)	0
All foreign countries
Major Components Of Tax Expense Income [Line Items]
Total current tax	2,721	2,401	2,387
– current year tax expense	2,675	2,418	2,369
– adjustments in respect of prior periods	£ 46	£ (17)	£ 18